Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information Disclosure [Abstract]
Schedule of Supplemental Cash Flow Information
The following table shows supplemental cash flow information for the year ended December 31:

	2022	2021	2020
Non-cash financing and investing activities
IPR&D asset recognized resulting from equity issued to Amgen & MTPC shareholders	83,160	—	—
Derivative earnout obligation assumed on closing	6,633	—	—
Conversion of convertible debt to equity	—	11,667	—
Equity issued to FLAC shareholders in excess of proceeds received	56,913	—	—